UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
REVENUES
COST OF REVENUES
GROSS PROFIT
OPERATING EXPENSES:
Selling
General and administrative	854,683	422,823
Research and development
Long-live assets impairment
Total operating expenses	854,683	422,823
LOSS FROM OPERATIONS	(854,683)	(422,823)
OTHER INCOME (EXPENSE)
Interest income
Interest expense		(990)
Other income (expense), net	85,389	(434,668)
Total other income (expense), net	85,389	(435,658)
LOSS BEFORE INCOME TAXES	(769,294)	(858,481)
PROVISION FOR (BENEFIT OF) INCOME TAXES
NET LOSS FROM CONTINUING OPERATIONS	(769,294)	(858,481)
NET LOSS FROM DISCONTINUED OPERATIONS	(4,101,419)	(6,932,322)
NET LOSS	(4,870,713)	(7,790,803)
Less: Net loss attributable to noncontrolling interest from discontinued operations	(287,097)	(40,082)
NET LOSS ATTRIBUTABLE TO INFOBIRD CO.,LTD	(4,583,616)	(7,750,721)
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	434,101	(152,972)
TOTAL COMPREHENSIVE LOSS	(4,436,612)	(7,943,775)
Less: Comprehensive loss attributable to noncontrolling interests from discontinued operations	(277,755)	(46,546)
COMPREHENSIVE LOSS ATTRIBUTABLE TO INFOBIRD CO., LTD	$ (4,158,857)	$ (7,897,229)